Document and Entity Information	0 Months Ended
Nov. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 28, 2014
Registrant Name	MFS SERIES TRUST III
Central Index Key	0000225604
Amendment Flag	false
Document Creation Date	Nov. 28, 2014
Document Effective Date	Nov. 28, 2014
Prospectus Date	May 31, 2014
MFS® Global High Yield Fund | A
Risk/Return:
Trading Symbol	MHOAX
MFS® Global High Yield Fund | B
Risk/Return:
Trading Symbol	MHOBX
MFS® Global High Yield Fund | C
Risk/Return:
Trading Symbol	MHOCX
MFS® Global High Yield Fund | I
Risk/Return:
Trading Symbol	MHOIX
MFS® Global High Yield Fund | R1
Risk/Return:
Trading Symbol	MHORX
MFS® Global High Yield Fund | R2
Risk/Return:
Trading Symbol	MHOSX
MFS® Global High Yield Fund | R3
Risk/Return:
Trading Symbol	MHOTX
MFS® Global High Yield Fund | R4
Risk/Return:
Trading Symbol	MHOUX
MFS® Global High Yield Fund | R5
Risk/Return:
Trading Symbol	MHOVX